Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OPERATING ACTIVITIES
Net income	$ 48,911	$ 157,965	$ 217,510
Non-cash items:
Unrealized gain on non-designated derivative instruments (note 12)	(13,448)	(19,433)	(12,375)
Depreciation and amortization	105,545	95,542	92,253
Write-down and loss on sales of vessels	50,600	38,976	0
Unrealized foreign currency exchange gain and other (notes 9 and 12)	(10,257)	(42,009)	(26,090)
Equity income, net of dividends received of $42,692 (2016 – $31,113 and 2015 – $97,146)	32,903	(31,194)	12,975
Change in operating assets and liabilities (note 14a)	1,853	(20,669)	(34,187)
Expenditures for dry docking	(21,642)	(12,686)	(10,357)
Net operating cash flow	194,465	166,492	239,729
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt	362,527	573,514	391,574
Scheduled repayments of long-term debt	(168,504)	(316,450)	(126,557)
Prepayments of long-term debt	(236,474)	(463,422)	(90,000)
Financing issuance costs	(8,361)	(3,462)	(2,856)
Proceeds from financing related to sales and leaseback of vessels (notes 1 and 5)	656,935	355,306	0
Scheduled repayments of obligations related to capital leases	(42,000)	(21,594)	(4,423)
Proceeds from equity offerings, net of offering costs (note 15)	164,411	120,707	35,374
Decrease (increase) in restricted cash	20,385	4,651	(30,321)
Cash distributions paid	(56,650)	(45,467)	(255,519)
Dividends paid to non-controlling interest	(1,595)	(3,402)	(1,629)
Other	(605)	0	0
Net financing cash flow	690,069	200,381	(84,357)
INVESTING ACTIVITIES
Capital contributions to equity-accounted joint ventures	(183,874)	(120,879)	(25,852)
Return of capital from equity-accounted joint ventures	92,320	5,500	23,744
Receipts from direct financing leases	13,143	23,650	15,837
Proceeds of sales of vessels (note 18a)	20,580	94,311	0
Expenditures for vessels and equipment	(708,608)	(345,790)	(191,969)
Increase in restricted cash	0	0	(34,290)
Net investing cash flow	(766,439)	(343,208)	(212,530)
Increase (decrease) in cash and cash equivalents	118,095	23,665	(57,158)
Cash and cash equivalents, beginning of the year	126,146	102,481	159,639
Cash and cash equivalents, end of the year	$ 244,241	$ 126,146	$ 102,481